Class A, C, Y Prospectus | PACE® High Yield Investments
PACE® High Yield Investments
Investment objective
Total return.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 123 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 223 of the fund's Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Y Prospectus - PACE® High Yield Investments	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	3.75%	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	0.75%	none
Exchange fee	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Y Prospectus - PACE® High Yield Investments		Class A	Class C	Class Y
Management fees		0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses (includes administration fee of 0.10%)		0.31%	0.30%	0.33%
Total annual fund operating expenses		1.26%	1.75%	1.03%
Management fee waiver/expense reimbursements	[1]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.16%	1.65%	0.93%
[1]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.28% for Class A, 1.78% for Class C and 1.03% for Class Y; and (2) waive its management fees through November 30, 2017 to reflect a lower management fee paid by the fund to UBS AM. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, Y Prospectus - PACE® High Yield Investments - USD ($)	1 year	3 years	5 years	10 years
Class A	489	750	1,031	1,832
Class C	243	541	940	2,054
Class Y	95	318	559	1,250

Expense Example No Redemption	1 year	3 years	5 years	10 years
Class A, C, Y Prospectus | PACE® High Yield Investments | Class C | USD ($)	168	541	940	2,054

Portfolio turnover

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal strategies

Principal investments

The fund seeks to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities rated below investment grade. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield fixed income securities that are rated below investment grade or considered to be of comparable quality (commonly known as "junk bonds").

These investments will include fixed income securities that are (1) rated below investment grade (lower than a Baa rating by Moody's Investors Service, Inc. ("Moody's") or lower than a BBB rating by Standard and Poor's, a division of The McGraw Hill Companies Inc. ("S&P")); (2) comparably rated by another nationally recognized statistical rating organization (collectively, with Moody's and S&P, "Rating Agencies"); or (3) unrated, but deemed by the fund's investment advisor to be of comparable quality to fixed income securities rated below Baa, BBB or a comparable rating by a Rating Agency.

The fund may invest up to 10% of its total assets in US and/or non-US senior secured bank loans (each of which may be denominated in foreign currencies), which may be in the form of loan participations and assignments. The fund may invest in a number of different countries throughout the world, including the US, Europe and emerging market countries.

Under normal circumstances, the fund's average duration will be within +/- 50% of that of the BofA Merrill Lynch Global High Yield Index, as calculated by the investment advisor, which as of July 31, 2016 was approximately 3.94 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio. The fund has no average targeted portfolio maturity.

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include futures (specifically, interest rate futures) and currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's currency exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to obtain or adjust exposure to certain markets. Interest rate futures may also be used to adjust the fund's portfolio duration.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s).

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a "total return" strategy driven by credit research and a team effort to generate alpha in high yield.

Principal risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Loan investments risk: In addition to those risks typically associated with investments in debt securities, investments in bank loans are subject to the risk that the collateral securing a loan may not provide sufficient protection to the fund. With respect to participations in loans, the fund's contractual relationship is typically with the lender (rather than the borrower). Consequently, the fund may have limited rights of enforcement against the borrower and assumes the credit risk of both the lender and the borrower. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods that may be longer than seven days. Investments in bank loans may be relatively illiquid, which could adversely affect the value of these investments and the fund's ability to dispose of them.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisor may play a greater role in the valuation of the securities due to reduced availability of reliable objective pricing data.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Nomura assumed day-to-day management of the fund's assets on or around July 1, 2015. Updated performance for the fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

PACE High Yield Investments Annual Total Returns of Class A Shares (2007 was Class A's first full calendar year of operations)

Total return January 1 - September 30, 2016: 13.89% Best quarter during calendar years shown—2Q 2009: 20.87% Worst quarter during calendar years shown—4Q 2008: (12.47)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2015)
Average Annual Returns - Class A, C, Y Prospectus - PACE® High Yield Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	(8.06%)	2.99%	5.90%		May 01, 2006
Class C	(5.59%)	3.31%	9.90%		Jan. 21, 2009
Class Y	(4.22%)	4.05%	12.07%		Dec. 26, 2008
After Taxes on Distributions | Class A	(10.19%)	0.43%	3.22%
After Taxes on Distributions and Sale of Fund Shares | Class A	(4.51%)	1.37%	3.54%
BofA Merrill Lynch Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)	(2.03%)	5.70%		[1]
[1]	Average annual total returns for the BofA Merrill Lynch Global High Yield Index (Hedged in USD) for the life of each class were as follows: Class A-7.22%; Class C-12.95%; Class Y-14.22%.